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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                              BOSTON, MA 02110-2624
                              PHONE: (617) 951-7000
                               FAX: (617) 951-7050

                                 January 2, 2003

BY EDGAR
--------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   LEADER Mutual Funds (formerly "Magna Funds")
               File Nos. 33-78408 and 811-8494

Ladies and Gentlemen:

         On behalf of LEADER Mutual Funds (the "Trust"), this letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), in order to confirm that the forms of prospectuses for the Trust's Investor A Shares and Investor B Shares, Sweep Shares and Institutional Shares, and the forms of statements of additional information for the Trust's Investor A Shares, Investor B Shares and Sweep Shares and Institutional Shares that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 29 to the Trust's Registration Statement ("Post-Effective Amendment No. 29"), as filed electronically with the Commission on December 27, 2002. Post-Effective Amendment No. 29 became effective on January 1, 2003.

         If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7893. Thank you.


                                          Very truly yours,

                                          /s/ RYAN C. LARRENAGA

                                          Ryan C. Larrenaga



cc:      Thomas R. Hiller, Esq.